Subsequent Events (Details) - USD ($)			9 Months Ended
	Jan. 31, 2022	Nov. 13, 2013	Sep. 30, 2023
Subsequent Events [Line Items]
Converted in principal value (in Dollars)			$ 500,000
Issuance of ordinary shares			243,080
Ordinary share issued	1,725,000
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Purchase ordinary shares (in Dollars)		$ 5,000,000
Ordinary share price (in Dollars per share)		$ 1.2
Ordinary share issued		4,166,667
Aggregate shares		4,166,667
Issuance price per share (in Dollars per share)		$ 1.2